Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies [Line Items]
Restricted cash	$ 144,855
Allowance for doubtful accounts	288,662
Allowance for advances to suppliers	222,721
Allowance for prepayments, deposits and other amount
Net realizable value		119,782
Company received government subsidies	$ 14,035	$ 86,120	7,733
Potentially dilutive ordinary shares	55
Dilutive ordinary shares (in Shares)		14,815
Foreign currency translation loss adjustments	$ (62,877)	$ (6,184,172)	$ (2,243,108)
Cash and cash equivalents	$ 100,782,851	$ 71,240,361